Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2024	December 31, 2023
	€m	€m
Current liabilities
Syndicated loans	7.1	6.5
Lease liabilities	26.0	21.4
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(7.1)	(6.5)
Total due in less than one year	26.0	21.4
Non-current liabilities
Syndicated loans	1,308.9	1,287.6
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	68.1	57.4
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(25.6)	(26.6)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	—	(4.7)
Total due after more than one year	2,151.4	2,113.7
Total borrowings	2,177.4	2,135.1